PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ 26,732	$ 4,108	¥ (78,078)	¥ (175,138)
Net cash (used in) generated from investing activities	(313,010)	(48,109)	(74,847)	(391,083)
Net cash generated from (used in) financing activities	194,405	29,881	(131,370)	590,398
Exchange rate effect on cash	159	24	(11,240)	(17,419)
Net (decrease) increase in cash	(91,714)	(14,096)	(295,535)	6,758
Cash at beginning of year	189,905	29,188	485,440	478,682
Cash at end of year	98,191	15,092	189,905	485,440
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(89,751)	(13,794)	(5,230)	(29,140)
Net cash (used in) generated from investing activities	(21,452)	(3,297)	785,513	(354,246)
Net cash generated from (used in) financing activities	127,106	19,535	(748,076)	196,366
Exchange rate effect on cash	(35,021)	(5,383)	(11,757)	13,663
Net (decrease) increase in cash	(19,118)	(2,939)	20,450	(173,357)
Cash at beginning of year	22,218	3,415	1,768	175,125
Cash at end of year	¥ 3,104	$ 477	¥ 22,218	¥ 1,768